Morningstar Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.54%
iShares - 12.12%
iShares® Broad USD High Yield Corporate Bond ETF	51,375	$2,116,136
iShares® Core S&P 500® ETF	2,447	973,466
iShares® Core S&P® Mid-Cap ETF	2,290	596,041
iShares® JP Morgan USD Emerging Markets Bond ETF	8,754	953,136

Total iShares		4,638,779

Other - 87.42%
Schwab Fundamental Emerging Markets Large Company Index ETF	12,747	391,970
Schwab Fundamental International Large Company Index ETF	36,037	1,156,788
Schwab US TIPS ETF	34,302	2,097,910
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	24,839	762,061
Vanguard® FTSE Developed Markets ETF	27,411	1,346,154
Vanguard® FTSE Emerging Markets ETF	7,502	390,479
Vanguard® Intermediate-Term Corporate Bond ETF	24,780	2,305,283
Vanguard® Intermediate-Term Government Bond ETF	34,133	2,294,762
Vanguard® Long-Term Bond ETF	15,670	1,537,854
Vanguard® Mortgage-Backed Securities ETF	50,350	2,687,179
Vanguard® Short-Term Bond ETF	81,807	6,723,717
Vanguard® Total Bond Market ETF	104,276	8,834,263
Vanguard® Total Stock Market ETF	11,350	2,345,932
Vanguard® Value ETF	4,444	584,208

Total Other		33,458,560

Total Exchange Traded Funds
(Cost $36,168,046)		38,097,339
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.58%
State Street Institutional Treasury Plus Money Market Fund	0.030%	221,129	$221,129

Total Short-Term Investments
(Cost $221,129)			221,129

Total Investments - 100.12%
(Total cost $36,389,175)			38,318,468

Liabilities in Excess of Other Assets - (0.12)%			(45,969)

Net Assets - 100.00%			$38,272,499

See Notes to Quarterly Schedule of Investments.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 98.62%
iShares - 16.64%
iShares® Broad USD High Yield Corporate Bond ETF	74,532	$3,069,973
iShares® Core S&P 500® ETF	7,899	3,142,380
iShares® Core S&P® Mid-Cap ETF	12,043	3,134,552
iShares® JP Morgan USD Emerging Markets Bond ETF	5,965	649,469
iShares® MSCI EAFE Small-Cap ETF	9,870	709,061
iShares® MSCI United Kingdom ETF	23,003	720,224

Total iShares		11,425,659

Other - 81.98%
JPMorgan BetaBuilders Japan ETF	36,535	1,040,517
Schwab Fundamental Emerging Markets Large Company Index ETF	35,448	1,090,026
Schwab Fundamental International Large Company Index ETF	97,338	3,124,550
Schwab US TIPS ETF	49,239	3,011,457
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	31,255	958,903
Vanguard® Energy ETF	10,808	734,944
Vanguard® Financials ETF	8,760	740,220
Vanguard® FTSE Developed Markets ETF	77,322	3,797,283
Vanguard® FTSE Emerging Markets ETF	25,809	1,343,359
Vanguard® Intermediate-Term Corporate Bond ETF	35,800	3,330,474
Vanguard® Intermediate-Term Government Bond ETF	39,492	2,655,047
Vanguard® Long-Term Bond ETF	20,080	1,970,651
Vanguard® Mortgage-Backed Securities ETF	31,466	1,679,340
Vanguard® Short-Term Bond ETF	82,662	6,793,990
Vanguard® Small-Cap Value ETF	4,460	738,621
Vanguard® Total Bond Market ETF	184,786	15,655,070
Vanguard® Total Stock Market ETF	28,362	5,862,142
Vanguard® Value ETF	13,470	1,770,766

Total Other		56,297,360

Total Exchange Traded Funds
(Cost $60,188,657)		67,723,019
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.19%
State Street Institutional Treasury Plus Money Market Fund	0.030%	815,851	$815,851

Total Short-Term Investments
(Cost $815,851)			815,851

Total Investments - 99.81%
(Total cost $61,004,508)			68,538,870

Other Assets in Excess of Liabilities - 0.19%			132,906

Net Assets - 100.00%			$68,671,776

See Notes to Quarterly Schedule of Investments.

Morningstar Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.16%
iShares - 24.52%
iShares® Broad USD High Yield Corporate Bond ETF	152,203	$6,269,241
iShares® Core S&P 500® ETF	42,660	16,971,001
iShares® Core S&P® Mid-Cap ETF	44,203	11,505,157
iShares® JP Morgan USD Emerging Markets Bond ETF	15,681	1,707,347
iShares® MSCI EAFE Small-Cap ETF	51,890	3,727,778
iShares® MSCI Germany ETF	56,150	1,877,656
iShares® MSCI United Kingdom ETF	90,659	2,838,533

Total iShares		44,896,713

Other - 74.64%
JPMorgan BetaBuilders Japan ETF	127,960	3,644,301
Schwab Fundamental Emerging Markets Large Company Index ETF	124,442	3,826,592
Schwab Fundamental International Large Company Index ETF	416,084	13,356,296
Schwab US TIPS ETF	57,470	3,514,865
VanEck Vectors® J.P. Morgan EM Local Currency Bond ETF	54,705	1,678,349
Vanguard® Energy ETF	59,533	4,048,244
Vanguard® Financials ETF	49,340	4,169,230
Vanguard® FTSE Developed Markets ETF	263,420	12,936,556
Vanguard® FTSE Emerging Markets ETF	101,684	5,292,652
Vanguard® Intermediate-Term Corporate Bond ETF	55,670	5,178,980
Vanguard® Intermediate-Term Government Bond ETF	90,538	6,086,870
Vanguard® Long-Term Bond ETF	33,590	3,296,523
Vanguard® Mortgage-Backed Securities ETF	33,049	1,763,825
Vanguard® Short-Term Bond ETF	43,188	3,549,622
Vanguard® Small-Cap ETF	8,880	1,901,030
Vanguard® Small-Cap Value ETF	12,183	2,017,627
Vanguard® Total Bond Market ETF	409,257	34,672,253
Vanguard® Total Stock Market ETF	90,880	18,783,987
Vanguard® Value ETF	52,619	6,917,294

Total Other		136,635,096

Total Exchange Traded Funds
(Cost $152,052,204)		181,531,809
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 1.02%
State Street Institutional Treasury Plus Money Market Fund	0.030%	1,861,895	$1,861,895

Total Short-Term Investments
(Cost $1,861,895)			1,861,895

Total Investments - 100.18%
(Total cost $153,914,099)			183,393,704

Liabilities in Excess of Other Assets - (0.18)%			(324,383)

Net Assets - 100.00%			$183,069,321

See Notes to Quarterly Schedule of Investments.

Morningstar Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 100.02%
iShares - 27.34%
iShares® Broad USD High Yield Corporate Bond ETF	85,700	$3,529,983
iShares® Core S&P 500® ETF	68,414	27,216,457
iShares® Core S&P® Mid-Cap ETF	71,215	18,535,840
iShares® MSCI EAFE Small-Cap ETF	85,170	6,118,613
iShares® MSCI Germany ETF	147,557	4,934,306
iShares® MSCI United Kingdom ETF	198,480	6,214,409

Total iShares		66,549,608

Other - 72.68%
JPMorgan BetaBuilders Japan ETF	251,814	7,171,663
Schwab Fundamental Emerging Markets Large Company Index ETF	203,100	6,245,325
Schwab Fundamental International Large Company Index ETF	616,982	19,805,122
Vanguard® Energy ETF	88,166	5,995,288
Vanguard® Financials ETF	77,260	6,528,470
Vanguard® FTSE Developed Markets ETF	519,016	25,488,876
Vanguard® FTSE Emerging Markets ETF	154,460	8,039,643
Vanguard® Intermediate-Term Corporate Bond ETF	24,370	2,267,141
Vanguard® Intermediate-Term Government Bond ETF	67,953	4,568,480
Vanguard® Short-Term Bond ETF	28,372	2,331,895
Vanguard® Small-Cap ETF	23,331	4,994,701
Vanguard® Small-Cap Value ETF	16,005	2,650,588
Vanguard® Total Bond Market ETF	399,778	33,869,192
Vanguard® Total Stock Market ETF	171,804	35,510,169
Vanguard® Value ETF	87,166	11,458,842

Total Other		176,925,395

Total Exchange Traded Funds
(Cost $193,827,913)		243,475,003
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.19%
State Street Institutional Treasury Plus Money Market Fund	0.030%	468,895	$468,895

Total Short-Term Investments
(Cost $468,895)			468,895

Total Investments - 100.21%
(Total cost $194,296,808)			243,943,898

Liabilities in Excess of Other Assets - (0.21)%			(508,176)

Net Assets - 100.00%			$243,435,722

See Notes to Quarterly Schedule of Investments.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
Exchange Traded Funds - 99.94%
iShares - 29.57%
iShares® Core S&P 500® ETF	42,016	$16,714,805
iShares® Core S&P® Mid-Cap ETF	45,014	11,716,244
iShares® MSCI EAFE Small-Cap ETF	57,280	4,114,995
iShares® MSCI Germany ETF	103,340	3,455,690
iShares® MSCI United Kingdom ETF	155,679	4,874,310

Total iShares		40,876,044

Other - 70.37%
JPMorgan BetaBuilders Japan ETF	164,815	4,693,931
Schwab Fundamental Emerging Markets Large Company Index ETF	182,756	5,619,747
Schwab Fundamental International Large Company Index ETF	433,770	13,924,017
Vanguard® Energy ETF	58,529	3,979,972
Vanguard® Financials ETF	58,330	4,928,885
Vanguard® FTSE Developed Markets ETF	334,113	16,408,289
Vanguard® FTSE Emerging Markets ETF	77,612	4,039,705
Vanguard® Small-Cap ETF	19,388	4,150,583
Vanguard® Small-Cap Value ETF	12,953	2,145,146
Vanguard® Total Bond Market ETF	79,982	6,776,075
Vanguard® Total Stock Market ETF	110,349	22,808,035
Vanguard® Value ETF	59,319	7,798,076

Total Other		97,272,461

Total Exchange Traded Funds
(Cost $107,370,250)		138,148,505
Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.23%
State Street Institutional Treasury Plus Money Market Fund	0.030%	320,039	$320,039

Total Short-Term Investments
(Cost $320,039)			320,039

Total Investments - 100.17%
(Total cost $107,690,289)			138,468,544

Liabilities in Excess of Other Assets - (0.17)%			(240,371)

Net Assets - 100.00%			$138,228,173

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
Canadian Energy Infrastructure Companies - 34.31%
Enbridge, Inc.	186,115	$6,779,935
Gibson Energy, Inc.	88,104	1,561,292
Inter Pipeline, Ltd.	225,249	3,220,916
Keyera Corp.	133,103	2,766,492
Pembina Pipeline Corp.	111,078	3,208,508
TC Energy Corp.	109,729	5,030,228

Total Canadian Energy Infrastructure Companies
(Cost $20,964,286)		22,567,371

U.S. Energy Infrastructure Companies - 26.34%
Cheniere Energy, Inc. (1)	44,722	3,220,431
Equitrans Midstream Corp.	247,037	2,015,822
Kinder Morgan, Inc.	227,508	3,788,008
Macquarie Infrastructure Corp.	44,637	1,419,903
ONEOK, Inc.	66,930	3,390,674
Targa Resources Corp.	97,785	3,104,674
Tellurian, Inc. (1)	164,075	383,936

Total U.S. Energy Infrastructure Companies
(Cost $14,611,050)		17,323,448

U.S. Energy Infrastructure MLPs - 25.06%
BP Midstream Partners LP	9,564	121,080
Crestwood Equity Partners LP	10,130	282,830
Enable Midstream Partners LP	17,825	115,506
Energy Transfer LP	417,630	3,207,398
Enterprise Products Partners LP	270,387	5,953,922
Genesis Energy LP	21,748	203,126
Hess Midstream LP, Class A	10,020	224,648
Holly Energy Partners LP	9,165	175,143
Magellan Midstream Partners LP	43,889	1,903,027
MPLX LP	76,515	1,961,080
NGL Energy Partners LP	22,874	46,663
Noble Midstream Partners LP	6,778	98,281
NuStar Energy LP	19,464	332,640
PBF Logistics LP	6,377	93,869
Phillips 66 Partners LP	14,116	447,054
Rattler Midstream LP	25,049	266,271
Shell Midstream Partners LP	24,116	321,707
Western Midstream Partners LP	39,135	727,520

Total U.S. Energy Infrastructure MLPs
(Cost $19,071,118)		16,481,765

U.S. General Partners - 13.70%
Antero Midstream Corp.	190,878	1,723,628
EnLink Midstream LLC	158,406	679,562
Plains GP Holdings LP, Class A	345,090	3,243,846
Security Description		Shares	Value
U.S. General Partners (continued)
The Williams Cos., Inc.		142,025	$3,364,572

Total U.S. General Partners
(Cost $8,215,465)			9,011,608

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 0.13%
State Street Institutional Treasury Plus Money Market Fund	0.030%	82,849	$82,849

Total Short-Term Investments
(Cost $82,849)			82,849

Total Investments - 99.54%
(Total cost $62,944,768)			65,467,041

Other Assets in Excess of Liabilities - 0.46%			302,003

Net Assets - 100.00%			$65,769,044

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Global Opportunity Portfolio
Schedule of Investments

As of March 31, 2021 (Unaudited)

Security Description	Shares	Value
Closed-End Funds - 19.09%
Financials - 19.09%
Apax Global Alpha, Ltd. (1)(2)	115,000	$302,746
HarbourVest Global Private Equity, Ltd. (3)	54,524	1,501,289
HBM Healthcare Investments AG, Class A	3,310	1,163,503
HgCapital Trust PLC	239,500	1,056,564
ICG Enterprise Trust PLC	35,700	494,503
Pantheon International PLC Fund (3)	29,250	1,058,512
Princess Private Equity Holding, Ltd.	33,500	471,427

Total Financials		6,048,544

Total Closed-End Funds
(Cost $4,218,219)		6,048,544

Common Stocks - 78.26%
Communication Services - 8.80%
IAC/InterActiveCorp (3)	6,630	1,434,135
Liberty Broadband Corp., Class C (3)	4,900	735,735
Liberty SiriusXM, Class A (3)	14,100	621,528

Total Communication Services		2,791,398

Consumer Discretionary - 3.92%
Alibaba Group Holding, Ltd. , Sponsored ADR(3)	1,950	442,124
Betsson AB	40,000	371,068
Kindred Group PLC (3)	24,400	428,756

Total Consumer Discretionary		1,241,948

Consumer Staples - 2.40%
Costco Wholesale Corp.	1,250	440,600
Schouw & Co. A/S	3,050	319,022

Total Consumer Staples		759,622

Financials - 44.06%
3i Group PLC	72,600	1,153,801
Altamir	9,910	274,267
Apollo Global Management, Inc., Class A	12,300	578,223
Ares Capital Corp.	17,300	323,683
Blackstone Group, Inc., Class A	12,950	965,164
Brederode SA	10,540	1,205,011
Brookfield Asset Management, Inc., Class A	13,999	622,955
Cannae Holdings, Inc. (3)	24,300	962,766
Carlyle Group, Inc.	15,300	562,428

Security Description	Shares	Value
Financials (continued)
Clairvest Group, Inc.	3,900	$200,943
EXOR N.V.	5,300	447,019
Intermediate Capital Group PLC	38,000	964,801
Investment AB Kinnevik, B Shares	10,000	486,020
Investor AB, B Shares	10,700	853,751
KKR & Co., Inc., Class A	25,200	1,231,019
Partners Group Holding AG	915	1,169,301
Ratos AB, B Shares	87,000	473,005
Standard Life Private Equity Trust PLC	93,000	559,759
StepStone Group, Inc., Class A	17,400	613,698
SuRo Capital Corp.	22,800	308,940

Total Financials		13,956,554

Health Care - 8.29%
Chemed Corp.	1,560	717,319
Danaher Corp.	2,000	450,160
Hologic, Inc. (3)	6,300	468,594
Stryker Corp.	1,730	421,393
Thermo Fisher Scientific, Inc.	1,250	570,476

Total Health Care		2,627,942

Industrials - 2.13%
Colfax Corp. (3)	7,500	328,575
IDEX Corp.	1,650	345,378

Total Industrials		673,953

Information Technology - 6.72%
Constellation Software, Inc.	340	474,826
Fidelity National Information Services, Inc.	4,000	562,440
Lagercrantz Group AB, B Shares	32,000	289,751
Mastercard, Inc., Class A	1,230	437,942
Taiwan Semiconductor Manufacturing Co., Ltd. , ADR	3,100	366,668

Total Information Technology		2,131,627

Utilities - 1.94%
Brookfield Infrastructure Partners LP, Class A	11,550	615,038

Total Common Stocks
(Cost $18,913,293)		24,798,082

Security Description	7-Day Yield	Shares	Value
Short-Term Investments - 2.93%
State Street Institutional Treasury Plus Money Market Fund	0.030%	926,818	$926,818

Total Short-Term Investments
(Cost $926,818)			926,818

Total Investments - 100.28%
(Total cost $24,058,330)			31,773,444

Liabilities in Excess of Other Assets - (0.28)%			(87,391)

Net Assets - 100.00%			$31,686,053

(1)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2021, the aggregate value of those securities was $302,746, which represents 0.96% of net assets
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $302,746, representing 0.96% of net assets.
(3)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust

Notes to Quarterly Schedules of Investments

March 31, 2021 (Unaudited)

1. Organization

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following seven series of the Trust: Morningstar Conservative ETF Asset Allocation Portfolio, Morningstar Income and Growth ETF Asset Allocation Portfolio, Morningstar Balanced ETF Asset Allocation Portfolio, Morningstar Growth ETF Asset Allocation Portfolio, Morningstar Aggressive Growth ETF Asset Allocation Portfolio (each a “Morningstar Portfolio,” and collectively the “Morningstar Portfolios”), the ALPS | Alerian Energy Infrastructure Portfolio, and the ALPS | Red Rocks Global Opportunity Portfolio. The Morningstar Portfolios and the ALPS | Alerian Energy Infrastructure Portfolio are each considered non-diversified under the 1940 Act and may invest a greater portion of their assets in a more limited number of issuers than a diversified portfolio. The ALPS | Red Rocks Global Opportunity Portfolio has elected to qualify as a diversified Portfolio under the 1940 Act.

The Morningstar Portfolios offer Class I and Class II shares. The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

Each variable annuity contract and variable life insurance policy owner (“Contract Owner”) and retirement plan participant (“Participant”) also incurs fees associated with the variable annuity, variable life insurance or retirement plan through which he or she invested. As a Contract Owner or Participant, you may incur additional fees and different terms and conditions associated with your investment program that are not disclosed in the Portfolios’ Financial Statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith. Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact the value of a security include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities, management may consider the following when determining the “fair value” of a security: (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters; and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

ALPS | Red Rocks Global Opportunity Portfolio uses a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading on the NYSE.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

Fair Value Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when each Portfolio’s assets are valued. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of March 31, 2021:

Morningstar Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$38,097,339	$–	$–	$38,097,339
Short-Term Investments	221,129	–	–	221,129
Total	$38,318,468	$–	$–	$38,318,468

Morningstar Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$67,723,019	$–	$–	$67,723,019
Short-Term Investments	815,851	–	–	815,751
Total	$68,538,870	$–	$–	$68,538,870

Morningstar Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$181,531,809	$–	$–	$181,531,809
Short-Term Investments	1,861,895	–	–	1,861,895
Total	$183,383,704	$–	$–	$183,383,704

Morningstar Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$243,475,003	$–	$–	$243,475,003
Short-Term Investments	468,895	–	–	468,895
Total	$243,943,898	$–	$–	$243,943,898

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$138,148,505	$–	$–	$138,148,505
Short-Term Investments	320,039	–	–	320,039
Total	$138,468,544	$–	$–	$138,468,544

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$22,567,371	$–	$–	$22,567,371
U.S. Energy Infrastructure Companies	17,323,448	–	–	17,323,448
U.S. Energy Infrastructure MLPs	16,481,765	–	–	16,481,765
U.S. General Partners	9,011,608	–	–	9,011,608
Short-Term Investments	82,849	–	–	82,849
Total	$65,467,041	$–	$–	$65,467,041

ALPS | Red Rocks Global Opportunity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,586,503	$3,462,041	$–	$6,048,544
Common Stocks	16,077,017	8,721,065	–	24,798,082
Short-Term Investments	926,818	–	–	926,818
Total	$17,457,629	$11,493,294	$–	$31,773,444

The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value for the period ended March 31, 2021.

Master Limited Partnerships (“MLPs”): Pursuant to Section 851(b)(3) of the Code, the ALPS | Alerian Energy Infrastructure Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs. Unlike direct investments in MLPs, income and losses from the Alerian Energy Infrastructure Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The ALPS | Alerian Energy Infrastructure Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as ALPS | Alerian Energy Infrastructure Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations. MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include, among other things, certain natural resource-based activities such as the processing, transportation and storage of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

Market Risk: Market risk refers to the risk that the value of securities held by a Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s or Sub-Adviser’s control, including fluctuation in interest rates, the quality of a Portfolio’s investments, investor sentiment and general economic and market conditions, such as national or international political events, natural disasters, and the spread of infectious illness or other public health issue and investor sentiment. In a declining stock market, stock prices for all companies (including those in a Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Equity Securities Risk: Common stock and other equity securities may be affected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, changes in an issuer’s financial condition, poor performance of a particular issuer, national or international political events, natural disasters, and the spread of infectious illness or other public health issue.

Non-U.S. Securities Risk: The ALPS | Alerian Energy Infrastructure Portfolio and the ALPS | Red Rocks Global Opportunity Portfolio invest directly in securities of non-U.S. issuers which involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Epidemic and Pandemic Risk: Certain countries have been susceptible to epidemics, most recently COVID-19, which has been designated as a pandemic by world health authorities. The outbreak of such epidemics, together with any resulting restrictions on travel or quarantines imposed, could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and thereby could adversely affect the performance of our investments. Furthermore, the rapid development of epidemics could preclude prediction as to their ultimate adverse impact on economic and market conditions, and, as a result, present material uncertainty and risk with respect to us and the performance of our investments.

Security Transactions and Investment Income: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.